Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details)		Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 HKD ($)
Schedule of Accrued Expenses and Other Payables [Abstract]
Accrued expenses		$ 2,036,138	$ 261,603	$ 2,308,793
Refundable deposits received for employment services	[1]	7,555,357	970,714	3,678,667
Remuneration payables for customers’ employees	[2]	1,651,419	212,175	1,769,208
Other deposits received	[3]	3,589,362	461,162	286,871
Deferred income		18,800	2,415	28,200
Total		$ 14,851,076	$ 1,908,069	$ 8,071,739

[1]	It represented security deposits received from the customers to protect the Group from the loss that the Group may suffer from the termination of employment with the Group’s seconded employees.
[2]	It mainly comprised funds received from the customers in relation to retirement benefit contributions (including MPF and social insurance) and payroll funds of employees of the customers which are to be paid.
[3]	The deposits mainly represented the customers’ advance of payroll funds to ensure timely settlement of customer’s employees’ salaries and retirement benefit contributions to the relevant government authorities.